Revenue (Details 2) Pure in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customers A [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%	100.00%	100.00%	100.00%